                                  MassMutual

                                   CORPORATE
                                   INVESTORS


                                    [LOGO]



                              REPORT for the SIX
                             MONTHS ENDED 6/30/00

MassMutual Corporate Investors
    1295 State Street
    Springfield, Massachusetts 01111
    (413) 744-8480


[LOGO]


[LOGO]

Adviser
    David L. Babson & Company,
    Incorporated

Auditor
    Deloitte & Touche, LLP
    New York, New York  10281

Custodian
    The Chase Manhattan Bank, N.A.

Transfer Agent & Registrar
    Shareholder Financial Services, Inc.
    P.O. Box 173673
    Denver, Colorado   80217-3673
    1-800-647-7374


                   Internet website: www.massmutual.com/mci

                        Investment Objective and Policy

MassMutual Corporate Investors, a closed-end investment company, was offered to the public in September 1971 and its shares are listed on the New York Stock Exchange. The share price of Corporate Investors can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under the New York Stock Exchange listings. The trading symbol is "MCI".

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The principal investments are long-term corporate debt obligations and occasionally preferred stocks purchased directly from issuers. These provide a fixed yield and potential capital gains through warrants, conversion rights, or other equity features which are a prerequisite to every private placement purchased.

Corporate Investors' current portfolio is characterized by broad industrial diversification. The entire portfolio is shown in the Schedule of Investments in the Financial Section of this Report.

The Trust holds investments in a number of companies that are not publicly traded at this time. Capital gains may be realized on holdings of private companies through various methods, including directly negotiated sales, put options and initial public offerings of stock.

The Trust pays quarterly dividends and intends to distribute substantially all of its net income to shareholders each year. All distributions are paid in cash unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

Dividends are distributed in January, May, August, and November.

TO OUR SHAREHOLDERS

                                                                  July 31, 2000

We are pleased to present the June 30, 2000 Quarterly Report of MassMutual Corporate Investors. For the quarter ended June 30th, the Trust earned 49 cents per share, net of a performance fee, compared to 47 cents per share earned in the previous quarter. We are also pleased to announce that we are again increasing the dividend. The quarterly dividend was increased to 47 cents per share from the 45 cents per share paid in the previous quarter. The dividend was payable on August 14, 2000 to shareholders of record on July 31, 2000.

During this past quarter, net assets increased to $211,394,097 or $24.62 per share compared to $204,578,005 or $23.82 per share on March 31, 2000. This increase translated into a 5.32% return for the three-month period ended June 30, 2000, based on change in net asset value with reinvestment of dividends. For comparative purposes for the same period, in the equity markets, the S&P Industrial Index returned -2.92% and the Russell 2000 returned -3.78%. The bond markets, as measured by the Lehman Government/Corporate Intermediate Index and the Merrill Lynch High Yield Index, returned 1.45% and 0.63%, respectively.

As demonstrated by these returns, the Trust performed well this quarter. According to Lipper Inc., for the quarter ended June 30th, the Trust ranked #2 out of 392 closed-end bond funds, trailing only MassMutual Participation Investors, a closed-end bond fund also managed by David L. Babson.

         The chart below shows the annualized long-term
        performance of the Trust, based on change in net
       asset value with reinvestment of dividends, for the
                   period ended June 30, 2000.

       6 months*         1 Year             5 Years             10 Years             25 Years
       ---------         ------             -------             --------             --------
       14.04%            18.17%             18.89%               17.23%               15.63%

      *Periods less than a year are not annualized

The Trust closed on approximately $9.8 million of new and add-on private placement securities during the quarter. Among the new securities were Integration Technology Systems, Keepsake Quilting, Therma-Tru and TVI, Inc. The weighted average coupon of the fixed income components of these investments is 12.53%. (A brief description of these investments can be found in the Schedule of Investments.)

During the second quarter we took the opportunity to realize approximately $11 million in losses which were previously carried on our books as unrealized losses and therefore were already reflected in the Trust's net asset value. Despite these losses, the Trust was able to take other gains, which reduced the net realized losses to $5.2 million for the quarter. This brought our net realized gains for the six months ended June 30, 2000 to $17.1 million ($1.99 per share). Of the gains realized in the past six months, $1.15 per share represents short-term gains which, if not offset, must be distributed to shareholders.

As existing shareholders may know, the Trust has in the past employed a modest amount of leverage through an existing $20 million note agreement with MassMutual. The existing note will mature in November 2000 and will be extended for an additional 7 years.

We believe that the current market offers an attractive time to purchase mezzanine structured investments. As a result, we have also entered into a $25,000,000 Revolving Credit Agreement with Fleet National Bank. The Investment Company Act of 1940 allows registered companies to borrow, provided that immediately after any such borrowing there is an asset coverage of at least 300 percent for all borrowings (33 1/3% leverage). Pro-forma, the total leverage of the Trust would be approximately 17%. The leverage gives MassMutual Corporate Investors the flexibility to pursue additional investments as conditions warrant.

Thank you for your continued interest in and support of MassMutual Corporate Investors.


Sincerely,

[/s/Robert E. Joyal]
Robert E. Joyal
President

CONSOLIDATED STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2000 and 1999
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                                                       2000          1999
                                                   ------------  ------------

 Assets:
 Investments (Notes 2A, 2B and 5)
 (See Schedule of Investments)
 Corporate restricted securities at fair value
 (Cost 2000 - $203,050,169; 1999 - $173,241,167)   $192,661,176  $171,777,779
 Corporate public securities at market value
 (Cost 2000 - $30,107,063; 1999 - $54,789,028)       26,158,824    52,146,286
 Short-term securities at cost plus earned
 discount which approximates market value             8,000,497     1,770,000
                                                   ------------  ------------
                                                    226,820,497   225,694,065
 Cash                                                 1,996,776       201,311
 Interest and dividends receivable, net               4,626,146     4,560,375
 Receivable for investments sold                      1,619,579       235,903
 Other assets                                             8,085         8,085
                                                   ------------  ------------
   Total assets                                    $235,071,083  $230,699,739
                                                   ============  ============

 Liabilities:
 Payable for investments purchased                 $    746,365  $    728,368
 Management fee payable (Note 3)                        795,615       524,273
 Note payable (Note 4)                               20,000,000    20,000,000
 Interest payable (Note 4)                              136,211       136,211
 Accrued expenses                                        93,526        95,287
 Accounts payable                                     1,905,269        30,785
                                                   ------------  ------------
   Total liabilities                                 23,676,986    21,514,924
                                                   ------------  ------------

 Net Assets:
 Common shares, par value $1.00 per share; an
  unlimited number authorized                         8,587,495     8,587,495
 Additional paid-in capital                          96,064,219    96,064,219
 Retained net realized gain on investments, prior
  years                                              98,556,100    84,272,696
 Undistributed net investment income (Note 2D)        5,434,721     4,913,568
 Undistributed net realized gain on investments
  (Note 2D)                                          17,088,794    19,452,967
 Net unrealized depreciation of investments (Note
  2A, 2B and 5)                                     (14,337,232)   (4,106,130)
                                                   ------------  ------------

   Total net assets                                 211,394,097   209,184,815
                                                   ------------  ------------

   Total liabilities and net assets                $235,071,083  $230,699,739
                                                   ============  ============
 Common shares issued and outstanding                 8,587,495     8,587,495
                                                   ============  ============
 Net asset value per share                         $      24.62  $      24.36
                                                   ============  ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF OPERATIONS

For the six months ended June 30, 2000 and 1999
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                                                        2000         1999
                                                    ------------ ------------

Investment Income (Note 2B):
Interest                                            $ 10,070,230 $  9,181,237
Dividends                                                253,946      291,977
                                                    ------------ ------------
  Total income                                        10,324,176    9,473,214
                                                    ------------ ------------

Expenses:
Management fee (Note 3)                                1,308,340    1,027,852
Trustees' fees and expenses                               73,186       69,773
Transfer Agent/Registrar's expenses                       47,250       54,000
Interest (Note 4)                                        533,000      533,000
Reports to shareholders                                   24,000       24,000
Audit and legal                                           27,333       27,504
Other                                                     35,200       72,761
                                                    ------------ ------------
  Total expenses                                       2,048,309    1,808,890
                                                    ------------ ------------

Net investment income (2000 - $.96 per share;
 1999 - $.89 per share)                                8,275,867    7,664,324
                                                    ------------ ------------

Net realized and unrealized gain (loss) on invest-
 ments (Notes 2A and 2B):
Net realized gain on investments                      17,088,794   19,199,638
Net change in unrealized appreciation/depreciation
 of investments                                          933,049  (19,177,677)
                                                    ------------ ------------

 Net gain on investments                              18,021,843       21,961
                                                    ------------ ------------

Net increase in net assets resulting from
 operations                                         $ 26,297,710 $  7,686,285
                                                    ============ ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF CASH FLOWS

For the six months ended June 30, 2000 and 1999
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                                                        2000          1999
                                                    ------------  ------------

 Net increase (decrease) in cash:
 Cash flows from operating activities:
 Interest and dividends received                    $  8,631,408  $  8,487,299
 Interest expense paid                                  (533,000)     (533,000)
 Operating expenses paid                                 724,607    (1,270,114)
 Federal income tax paid                              (7,499,999)   (5,820,900)
                                                    ------------  ------------
   Net cash provided by operating activities           1,323,016       863,285
                                                    ------------  ------------

 Cash flows from investing activities:
 Change in short-term portfolio securities, net        6,397,337     6,664,140
 Purchase of portfolio securities                    (77,541,272)  (68,850,812)
 Proceeds from disposition of portfolio
 securities                                           88,010,626    67,086,076
                                                    ------------  ------------
   Net cash provided by investing activities          16,866,691     4,899,404
                                                    ------------  ------------

   Net cash provided by operating and investing
   activities                                         18,189,707     5,762,689
                                                    ------------  ------------

 Cash flows from financing activities:
 Cash dividends paid from net investment income       (7,785,994)   (6,907,115)
 Cash dividends paid from net realized gain on
 investments                                          (8,616,121)   (2,710,879)
                                                    ------------  ------------
   Net cash used for financing activities            (16,402,115)   (9,617,994)
                                                    ------------  ------------

 Net increase (decrease) in cash                       1,787,592    (3,855,305)
 Cash - beginning of year                                209,184     4,056,616
                                                    ------------  ------------
 Cash - end of period                               $  1,996,776  $    201,311
                                                    ============  ============

 Reconciliation of net increase in net assets to
 net cash from
 operating and investing activities:
 Net increase in net assets resulting from
  operations                                        $ 26,297,710  $  7,686,285
                                                    ------------  ------------


 (Increase) decrease in investments                   (1,226,029)    2,808,484
 Increase in interest and dividends receivable,
 net                                                    (958,173)     (602,926)
 (Increase) decrease in receivable for
 investments sold                                     (1,402,167)      965,687
 Increase in other assets                                 (8,085)       (8,085)
 Increase in payable for investments purchased           746,365       728,368
 Increase in management fee payable                      322,029        12,424
 Increase (decrease) in accrued expenses                  12,787       (37,433)
 Increase in accounts payable                          1,905,269        30,785
 Decrease in accrued taxes                            (7,499,999)   (5,820,900)
                                                    ------------  ------------
   Total adjustments to net assets from operations    (8,108,003)   (1,923,596)
                                                    ------------  ------------

   Net cash provided by operating and investing
   activities                                       $ 18,189,707  $  5,762,689
                                                    ============  ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF
CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and 1999
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                                                        2000          1999
                                                    ------------  ------------

 Increase in net assets:

 Operations:
 Net investment income                              $  8,275,867  $  7,664,324
 Net realized gain on investments                     17,088,794    19,199,638
 Net change in unrealized
 appreciation/depreciation of investments                933,049   (19,177,677)
                                                    ------------  ------------

 Net increase in net assets resulting from opera-
 tions                                                26,297,710     7,686,285

 Dividends to shareholders from:
 Net investment income (2000 - $.45 per share;
 1999 - $.41 per share)                               (3,864,373)   (3,520,873)
                                                    ------------  ------------

   Total increase                                     22,433,337     4,165,412

 Net Assets, beginning of year                       188,960,760   205,019,403
                                                    ------------  ------------

 Net Assets, end of period (including
 undistributed net investment
 income in 2000 - $5,434,721; 1999 - $4,913,568)    $211,394,097  $209,184,815
                                                    ============  ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED PER SHARE DATA

Selected data for each share of beneficial interest outstanding for the periods ended:

                                                  MASSMUTUAL CORPORATE INVESTORS

                                                      For the
                                                    six months      For the
                                                  ended 6/30/2000  year ended
                                                    (Unaudited)     12/31/99
                                                  --------------- ------------

 Net asset value:
 Beginning of year                                 $      22.00   $      23.87
                                                   ------------   ------------

 Net investment income                                     0.96           1.80
 Net realized and unrealized gain on investments           2.11          (0.94)
                                                   ------------   ------------
 Total from investment operations                          3.07           0.86
                                                   ------------   ------------

 Dividends from net investment income to common
 shareholders                                             (0.45)         (1.73)
 Distributions from net realized gain on
 investments to common shareholders                          --          (1.00)
                                                   ------------   ------------
 Total distributions                                      (0.45)         (2.73)
                                                   ------------   ------------
 Net asset value:
 End of period                                     $      24.62   $      22.00
                                                   ============   ============

 Per share market value:
 End of period                                     $      20.50   $      21.38
                                                   ============   ============


 Total investment return:
 Market value                                           (1.78)%*         7.35%
 Net asset value                                         14.04%*         7.53%

 Net assets (in millions):
 End of period                                     $     211.39   $     188.96

 Ratio of operating expenses to average net
 assets                                                   0.76%*         1.30%

 Ratio of interest expenses to average net
 assets                                                   0.27%*         0.52%

 Ratio of expenses to average net assets                  1.03%*         1.82%

 Ratio of net investment income to average net
 assets                                                   4.16%*         7.63%

 Portfolio turnover                                      37.12%*        68.04%

*Percentages represent results for the period and are not annualized.
                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                            Shares,
                             Units,
                           Warrants,                Fair Value
                          Ownership or                  at                    Fair Value
                           Principal   Acquisition Acquisition      Cost      at 6/30/00
Corporate Restricted         Amount       Date         Date      (Note 2B)    (Note 2A)
Securities - 91.14%: (A)  ------------ ----------- ------------ ------------ ------------

Private Placement Investments - 84.24%
A T I Acquisition Corporation
A manufacturer of
disposable nonwoven
protection products.
 Senior Floating Rate
 Revolving Credit Note
 due 2003                 $    922,726  12/16/98   $    922,726 $    922,726 $    917,191
 10% Senior Secured Note
 due 2006                 $  2,068,183  12/16/98      2,068,183    2,068,183    1,959,397
 12% Subordinated Note
 due 2008                 $  1,590,910  12/16/98      1,495,455    1,495,455    1,449,637
 Common Stock (B)         318,182 shs.  12/16/98        318,182      318,182      254,546
 Warrant, exercisable
 until 2008, to purchase
 common stock at $1 per
 share (B)                227,273 shs.  12/16/98         95,452       95,455        2,273
                                                   ------------ ------------ ------------
                                                      4,899,998    4,900,001    4,583,044
                                                   ------------ ------------ ------------
AccTech, LLC
A designer and marketer
of specialized cleaning
products.
 Membership Interests
 (B)                        4.65% int.  10/31/96        264,080      124,136           --
                                                   ------------ ------------ ------------

Adorn, Inc.
A manufacturer of wall
panels, cabinets,
moldings and countertops
for houses and
recreational vehicles.
 12.5% Subordinated Note
 due 2010                 $  2,125,000   2/29/00      1,817,240    1,821,770    2,018,325
 Warrant, exercisable
 until 2010, to purchase
 common stock at $.02
 per share (B)                364 shs.   2/29/00          3,078      307,759            4
                                                   ------------ ------------ ------------
                                                      1,820,318    2,129,529    2,018,329
                                                   ------------ ------------ ------------

Adventure Entertainment
 Corporation
An owner and operator of
themed family
entertainment centers.
 19% Senior Subordinated
 Note due 2004            $    204,470   12/9/99        203,837      204,470      195,290
 7% Redeemable Series B
 Preferred Stock            2,006 shs.  10/31/97        195,536    1,981,317    1,727,120
 Warrant, exercisable
 until 2005, to purchase
 Class A common stock at
 $.01 per share (B)         6,447 shs.  10/31/97             64       25,005           64
                                                   ------------ ------------ ------------
                                                        399,437    2,210,792    1,922,474
                                                   ------------ ------------ ------------

Alpha Shirt Company
A domestic distributor
of imprintable apparel
and other related items.
 12% Senior Subordinated
 Note due 2007            $  3,181,500   4/30/99      3,162,411    2,773,752    3,104,190
 Common Stock (B)           1,060 shs.   4/30/99        953,955    1,059,950      628,704
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01
 per share (B)                576 shs.   4/30/99              6      445,410      341,878
                                                   ------------ ------------ ------------
                                                      4,116,372    4,279,112    4,074,772
                                                   ------------ ------------ ------------


--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                            Shares,
                             Units,
                           Warrants,                Fair Value
                          Ownership or                  at                    Fair Value
Corporate Restricted       Principal   Acquisition Acquisition      Cost      at 6/30/00
Securities (A)               Amount       Date         Date      (Note 2B)    (Note 2A)
(Continued)               ------------ ----------- ------------ ------------ ------------

America's Body Co./LCP
 Holding Co.
A designer and
manufacturer of
commercial work
vehicles.
 12% Senior Subordinated
 note due 2007            $  3,500,000   11/2/98   $  2,986,665 $  3,042,649 $  3,479,350
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01
 per share (B)                 58 shs.   11/2/98        513,333      513,333      431,343
                                                   ------------ ------------ ------------
                                                      3,499,998    3,555,982    3,910,693
                                                   ------------ ------------ ------------
Averstar, Inc.
A provider of software
systems, services and
products to a variety of
information and
technology users.
 Class A Common Stock
 (B)                       13,453 shs.   8/31/95         15,799       18,384      174,046
 Class B Common Stock
 (B)                       37,200 shs.   8/31/95         43,689       50,837      481,275
 Class G Common Stock
 (B)                       96,846 shs.   8/31/95        113,733      104,000    1,252,941
                                                   ------------ ------------ ------------
                                                        173,221      173,221    1,908,262
                                                   ------------ ------------ ------------

Beta Brands, Inc. -
  T.S.E.
A manufacturer of hard
candy and chocolate-
coated products sold
primarily to the
Canadian market.
 Senior Secured
 Revolving Credit Note
 due 2005                 $    581,596  12/23/97        581,596      581,596      290,798
 Senior Secured Tranche
 A Floating Rate Note
 due 2004                 $  2,294,000         *      2,273,813    2,294,000    1,147,000
 17.75% Senior Secured
 Tranche B Note due 2005  $    706,139  12/23/97        734,385      706,139      353,070
 Limited Partnership
 Interests of CM Equity
 Partners (B)               6.27% int.  12/22/97          6,489      783,881        7,868
 Warrant, exercisable
 until 2005, to purchase
 common stock at $.81
 per share (B)            214,419 shs.  12/23/97          2,144           --        2,144
                                                   ------------ ------------ ------------
                                                      3,598,427    4,365,616    1,800,880
                                                   ------------ ------------ ------------

Better Minerals &
 Aggregates
A producer of high grade
industrial and specialty
silica sands.
 14% Redeemable
 Preferred Stock              732 shs.   9/30/99        531,467      531,733      580,448
 Redeemable Preferred
 Stock Series A (B)        42,001 shs.  12/19/96        291,673      388,898      369,453
 Convertible Preferred
 Stock Series B,
 convertible into Series
 B common stock at $9.26
 per share (B)             84,002 shs.  12/19/96        583,352      777,802      738,907
 Common Stock (B)          20,027 shs.   9/30/99        719,161      799,068      719,161
 Warrants, exercisable
 until 2005 and 2010, to
 purchase Series A and B
 preferred stock and
 common stock at $.01
 per unit (B)              11,399 shs.        **         12,963      128,502       20,826
                                                   ------------ ------------ ------------
                                                      2,138,616    2,626,003    2,428,795
                                                   ------------ ------------ ------------

 *12/23/97 and 1/31/99.
**12/19/96 and 9/30/99.
--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                            Shares,
                             Units,
                           Warrants,                Fair Value
                          Ownership or                  at                    Fair Value
Corporate Restricted       Principal   Acquisition Acquisition      Cost      at 6/30/00
Securities (A)               Amount       Date         Date      (Note 2B)    (Note 2A)
(Continued)               ------------ ----------- ------------ ------------ ------------

C & K Manufacturing and
 Sales Company
A manufacturer and
distributor of branded
packaging and supply
products.
 Senior Secured Floating
 Rate Revolving Credit
 Facility due 2002        $    652,244   8/29/96   $    652,244 $    652,244 $    130,449
 Senior Secured Series A
 Floating Rate Term Note
 due 2002                 $  2,183,497   8/29/96      2,160,133    2,183,497      436,699
 12% Series B Term Note
 due 2004                 $    533,000   8/29/96        524,738      515,880      106,600
 Membership Interests
 (B)                        5.63% int.   8/29/96        212,800      125,750           --
 Warrant, exercisable
 until 2004, to purchase
 membership interests at
 $.01 per interest (B)         36 int.   8/29/96              2       26,650           --
                                                   ------------ ------------ ------------
                                                      3,549,917    3,504,021      673,748
                                                   ------------ ------------ ------------

Cains Foods, L.P.
A producer of
mayonnaise, sauce and
pickle products for both
the retail and food
service markets.
 Senior Secured Floating
 Rate Revolving Credit
 Note due 2005            $    583,783   9/29/95        583,783      583,783      556,112
 10% Senior Secured Term
 Note due 2004            $  1,081,080   9/29/95      1,081,080    1,081,080    1,037,512
 11.5% Senior
 Subordinated Note due
 2004                     $    945,945   9/29/95        895,706      919,334      891,175
 8% Junior Subordinated
 Convertible Note due
 2004, convertible into
 partnership points at
 $1,388.89 per point      $    108,108   9/29/95        108,108      108,108       87,167
 Warrant, exercisable
 until 2006, to purchase
 partnership points at
 $.01 per point (B)            39 pts.   9/29/95         50,261       50,261           --
                                                   ------------ ------------ ------------
                                                      2,718,938    2,742,566    2,571,966
                                                   ------------ ------------ ------------

CapeSuccess LLC
A provider of
diversified staffing
services.
 Preferred Membership
 Interests                  1,882 int.   3/31/98          8,395        8,395        7,556
 Common Membership
 Interests                 24,318 int.   3/31/98        108,486      108,486       97,640
                                                   ------------ ------------ ------------
                                                        116,881      116,881      105,196
                                                   ------------ ------------ ------------
Capitol Specialty
 Plastics, Inc.
A producer of dessicant
stripes used for
packaging
pharmaceuticals
products.
 Common Stock (B)             109 shs.         *            438          503          403
                                                   ------------ ------------ ------------

CDnow, Inc. - O.T.C.
A music entertainment
company which uses the
internet as a global
platform for the
promoting and
merchandising of music
and related merchandise.
 Warrant, exercisable
 until 2004, to purchase
 common stock at $14.46
 per share (B)             27,777 shs.    8/6/97            278           --          278
                                                   ------------ ------------ ------------
Chaparral Resources,
 Inc. - O.T.C.
An international oil and
gas exploration and
production company.
 Common Stock (B)             164 shs.   12/3/97            107        6,395          959
                                                   ------------ ------------ ------------



*12/30/97 and 5/29/99
--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                            Shares,
                             Units,
                           Warrants,                Fair Value
                          Ownership or                  at                    Fair Value
Corporate Restricted       Principal   Acquisition Acquisition      Cost      at 6/30/00
Securities (A)               Amount       Date         Date      (Note 2B)    (Note 2A)
(Continued)               ------------ ----------- ------------ ------------ ------------

Consumer Product
 Enterprises, Inc.
A manufacturer of
colored acrylic felt for
consumer use.
 Senior Secured Floating
 Rate Revolving Credit
 Notes due 2000           $    415,260   12/8/95   $    415,260 $    415,260 $    411,979
 10.75% Senior Secured
 Term Note due 2003       $    813,918   12/8/95        822,342      813,918      778,919
 12% Senior Subordinated
 Note due 2005            $    800,575   12/8/95        803,858      769,874      699,702
 Common Stock (B)         184,560 shs.   12/8/95        138,420      184,560      138,420
 Warrant, exercisable
 until 2005, to purchase
 common stock at $.01
 per share (B)            138,420 shs.   12/8/95          1,384       50,853        1,384
                                                   ------------ ------------ ------------
                                                      2,181,264    2,234,465    2,030,404
                                                   ------------ ------------ ------------
Corvest Group, Inc.
A manufacturer and
distributor of
promotional products.
 12% Senior Subordinated
 Note due 2007            $  3,863,636         *      3,737,681    3,593,051    3,683,204
 Common Stock (B)              56 shs.         *         86,923       96,591       11,643
 Limited Partnership
 Interest                  19.13% int.         *        217,330      289,773      217,330
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01
 per share (B)                183 shs.         *              2      297,203       38,043
                                                   ------------ ------------ ------------
                                                      4,041,936    4,276,618    3,950,220
                                                   ------------ ------------ ------------

D&K Healthcare
 Resources, Inc. -
  O.T.C.
A wholesale
pharmaceutical
distribution company.
 Common Stock (B)         245,989 shs.  12/29/87        810,732      810,732    2,439,133
                                                   ------------ ------------ ------------

Directed Electronics,
 Inc.
A designer and
distributor of brand
name automotive security
systems, audio products,
and installation
accessories.
 12% Senior Subordinated
 Note due 2007            $  3,355,267  12/22/99      3,315,004    2,957,983    3,264,004
 8% Convertible Class B
 Subordinated Promissory
 Note due 2008            $     74,562  12/22/99         70,707       74,562       69,566
 Class B common stock
 (B)                       26,097 shs.  12/22/99        234,869      260,965      234,869
 Limited Partnership
 Interests                  8.61% int.  12/22/99        469,737      521,930      469,737
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01
 per share (B)             45,255 shs.  12/22/99            453      413,816          453
                                                   ------------ ------------ ------------
                                                      4,090,770    4,229,256    4,038,629
                                                   ------------ ------------ ------------

*3/5/99 and 3/24/99.
--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                            Shares,
                             Units,
                           Warrants,                Fair Value
                          Ownership or                  at                    Fair Value
Corporate Restricted       Principal   Acquisition Acquisition      Cost      at 6/30/00
Securities (A)               Amount       Date         Date      (Note 2B)    (Note 2A)
(Continued)               ------------ ----------- ------------ ------------ ------------

Diversco, Inc./DHI
 Holdings, Inc.
A contract provider of
janitorial and equipment
maintenance services and
temporary production
labor to industrial
customers.
 12% Senior Subordinated
 Note due 2006            $  2,814,000   8/28/98   $  2,799,086 $  2,558,182 $  2,624,336
 Membership Interests of
 MM/Lincap Diversco
 Investments Ltd., LLC
 (B)                      734,090 int.   8/27/98        587,272      734,090      587,272
 Warrants, exercisable
 until 2003 & 2006, to
 purchase common stock
 of DHI Holdings, Inc.
 at $.01 per share (B)      3,627 shs.         *             36      403,427           36
                                                   ------------ ------------ ------------
                                                      3,386,394    3,695,699    3,211,644
                                                   ------------ ------------ ------------
Eagle Pacific
 Industries, Inc. -
  O.T.C.
An extruder of small and
medium diameter plastic
pipe and tubing in the
United States.
 14% Senior Subordinated
 Note due 2007            $  3,333,082   9/16/99      3,333,082    3,349,748    3,468,329
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01
 per share (B)            197,040 shs.   9/16/99             --            1    3,212,442
                                                   ------------ ------------ ------------
                                                      3,333,082    3,349,749    6,680,771
                                                   ------------ ------------ ------------

Enzymatic Therapy, Inc.
A manufacturer and
distributor of branded
natural medicines and
nutritional supplements.
 12% Senior Note due
 2009                     $  1,593,750   3/30/00      1,553,588    1,317,814    1,541,634
 Limited Partnership
 Interest                 531,250 int.   3/30/00        478,125      531,250      478,125
 Warrant, exercisable
 until 2009, to purchase
 common stock at $.01
 per share (B)                478 shs.   3/30/00              5      255,000            5
                                                   ------------ ------------ ------------
                                                      2,031,718    2,104,064    2,019,764
                                                   ------------ ------------ ------------

Evans Consoles, Inc.
A designer and
manufacturer of consoles
and control center
systems.
 Senior Secured Tranche
 A Floating Rate Note
 due 2005                 $  1,257,700    3/2/98      1,248,141    1,257,700    1,235,313
 8.85% Senior Secured
 Tranche A Note due 2005  $  1,257,700    3/2/98      1,171,422    1,257,700    1,150,041
 11.75% Senior Secured
 Tranche B Note due 2006  $    700,000    3/2/98        743,750      609,132      686,980
 Common Stock (B)          26,906 shs.   2/11/98         75,600       94,880       75,905
 Limited Partnership
 Interests of CM Equity
 Partners (B)             126,445 int.   2/11/98          1,012      126,445      101,156
 Warrant, exercisable
 until 2006, to purchase
 common stock at $.01
 per share (B)             34,783 shs.    3/2/98            348      112,000          348
                                                   ------------ ------------ ------------
                                                      3,240,273    3,457,857    3,249,743
                                                   ------------ ------------ ------------

*10/24/96 and 8/28/98.
--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                            Shares,
                             Units,
                           Warrants,                Fair Value
                          Ownership or                  at                    Fair Value
Corporate Restricted       Principal   Acquisition Acquisition      Cost      at 6/30/00
Securities (A)               Amount       Date         Date      (Note 2B)    (Note 2A)
(Continued)               ------------ ----------- ------------ ------------ ------------

Examination Management
 Services, Inc.
A national full-service
evidence provider to the
insurance industry and a
provider of occupational
health testing.
 12% Senior Subordinated
 Note due 2007            $  2,109,637   3/16/99   $  2,027,572 $  1,951,027 $  1,984,957
 Limited Partnership         2,140,363
 Interest (B)                     int.    3/1/99      1,926,327    2,140,363    1,926,327
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01
 per share (B)             77,233 shs.   3/16/99         77,233      175,803       77,233
                                                   ------------ ------------ ------------
                                                      4,031,132    4,267,193    3,988,517
                                                   ------------ ------------ ------------
Fasteners for Retail,
 Inc.
A designer and marketer
of low-cost fasteners
for point of purchase
displays and signage in
retail environments.
 12.5% Senior
 Subordinated Note due
 2007                     $  3,650,000  12/22/99      3,670,075    3,205,155    3,612,040
 Class B Common Stock
 (B)                          600 shs.  12/22/99        480,000      600,000      480,000
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.02
 per share (B)                589 shs.  12/22/99              6      462,927            6
                                                   ------------ ------------ ------------
                                                      4,150,081    4,268,082    4,092,046
                                                   ------------ ------------ ------------

Fleming Acquisition
 Corporation
A supplier of high-
quality, premium printed
labels for distiller
spirits, wine, food and
household products.
 Common Stock (B)             545 shs.   4/28/95      1,231,111      272,500       46,393
 Warrant, exercisable
 until 2005, to purchase
 common stock at $.01
 per share (B)                380 shs.   4/28/95         98,235      170,455       32,323
 Incentive Warrant,
 exercisable until 2005,
 to purchase common
 stock at $.01 per share
 (B)                           19 shs.   4/28/95          3,339        2,273        1,633
                                                   ------------ ------------ ------------
                                                      1,332,685      445,228       80,349
                                                   ------------ ------------ ------------

G C-Sun Holdings, LP
A value-added national
distributor of
maintenance, repair and
operating supplies such
as fasteners, electrical
components and tools.
 12% Senior Subordinated
 Note due 2008            $  1,725,000    3/2/00      1,685,498    1,385,042    1,671,698
 Warrant, exercisable
 until 2008, to purchase
 common stock at $.01
 per share (B)                880 shs.    3/2/00              9      347,288            9
                                                   ------------ ------------ ------------
                                                      1,685,507    1,732,330    1,671,707
                                                   ------------ ------------ ------------

--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                            Shares,
                             Units,
                           Warrants,               Fair Value
                          Ownership or                 at                    Fair Value
Corporate Restricted       Principal   Acquistion Acquisition      Cost      at 6/30/00
Securities (A)               Amount       Date        Date      (Note 2B)    (Note 2A)
(Continued)               ------------ ---------- ------------ ------------ ------------

Golden Bear Oil
 Specialties
A manufacturer of
asphalt and specialty
lubricating and
processing oils.
 17% Senior Subordinated
 Note due 2005            $  3,434,795   7/18/97  $  3,467,769 $  3,381,713 $  3,572,187
 18% Bridge Preferred
 Stock                        289 shs.   5/30/00       285,366      288,540      286,376
 12% Preferred Stock          393 shs.   7/18/97        39,786      311,111      213,391
 Common Stock (B)          27,073 shs.   7/18/97       112,896       77,840          271
 Warrant, exercisable
 until 2005, to purchase
 common stock at $.001
 per share (B)             23,333 shs.   7/18/97           233       69,999          233
 Warrant, exercisable
 until 2010, to purchase
 common stock at $.001
 per share (B)             17,111 shs.   7/18/97           171           --          171
                                                  ------------ ------------ ------------
                                                     3,906,221    4,129,203    4,072,629
                                                  ------------ ------------ ------------
Grand Lyon Enterprises
 LLC
A manufacturer and
marketer of Grand Lyon
Bordeaux Ketchup.
 Limited Liability
 Interests (B)              4.99% int.   5/15/98       220,347      220,347           --
                                                  ------------ ------------ ------------

Hamilton Funeral
Services
The largest privately
held owner and operator
of funeral homes in the
United States.
 15% Senior Subordinated
 Note due 2007            $  3,050,347   1/25/99     2,931,078    3,001,899    2,666,003
 Warrant, exercisable
 until 2007, to purchase
 common stock at $1 per
 share (B)                338,280 shs.   1/25/99         3,383       48,447        3,383
                                                  ------------ ------------ ------------
                                                     2,934,461    3,050,346    2,669,386
                                                  ------------ ------------ ------------

Hanover Compressor
 Company
A provider of natural
gas handling equipment
and services.
 Common Stock (B)         114,479 shs.    6/5/00     3,244,764    3,244,764    3,915,182
                                                  ------------ ------------ ------------
Hartzell Manufacturing,
Inc./CMS Holding Company
A provider of contract
engineering,
manufacturing, and
assembly services for a
variety of industrial
manufacturing companies.
 12.5% Senior
 Subordinated Note due
 2007                     $  2,626,300         *     2,659,129    2,383,988    2,545,410
 Common Stock (B)          63,830 shs.         *       540,618      801,438      601,079
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01
 per share (B)             30,022 shs.         *         3,002      315,156        3,002
                                                  ------------ ------------ ------------
                                                     3,202,749    3,500,582    3,149,491
                                                  ------------ ------------ ------------


*4/18/97 and 10/7/98.
--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                            Shares,
                             Units,
                           Warrants,                Fair Value
                          Ownership or                  at                    Fair Value
Corporate Restricted       Principal   Acquisition Acquisition      Cost      at 6/30/00
Securities (A)               Amount       Date         Date      (Note 2B)    (Note 2A)
(Continued)               ------------ ----------- ------------ ------------ ------------

Hudson River Capital,
 LLC
An acquirer of
controlling or
substantial interests in
manufacturing and
marketing entities.
 Series A Preferred
 Units (B)                100,000 uts.   7/21/94   $    887,304 $    533,868 $    950,000
                                                   ------------ ------------ ------------

Hussey Seating Company
A manufacturer of
spectator seating
products.
 Senior Secured Floating
 Rate Revolving Note due
 2003                     $  1,728,000   6/12/96      1,711,066    1,728,000    1,676,852
 Senior Secured Floating
 Rate Note due 2003       $  1,575,000         *      1,559,407    1,575,000    1,522,867
 10% Senior Secured Note
 due 2003                 $    412,501   6/12/96        401,611      412,501      394,805
 12% Subordinated
 Secured Note due 2006    $  1,350,000   6/12/96      1,327,320    1,195,739    1,218,240
 Warrant, exercisable
 until 2006, to purchase
 common stock at $.01
 per share (B)              4,189 shs.   6/12/96             42      225,000           42
                                                   ------------ ------------ ------------
                                                      4,999,446    5,136,240    4,812,806
                                                   ------------ ------------ ------------
Immedient Corporation
A provider of
diversified staffing
services.
 Common Stock (B)           6,855 shs.   3/31/98             --       37,702       33,932
                                                   ------------ ------------ ------------
Integration Technology
 Systems, Inc.
A manufacturer of steel
protective computer and
network systems for the
industrial and office
environments.
 Senior Secured Floating
 Rate Revolving Note due
 2007                     $    100,707    6/1/00        145,822      100,707       99,730
 11% Senior Secured Note
 due 2007                 $  2,215,548    6/1/00      2,138,890    2,215,548    2,157,722
 Common Stock (B)             228 shs.    6/1/00        209,760      262,200      209,760
                                                   ------------ ------------ ------------
                                                      2,494,472    2,578,455    2,467,212
                                                   ------------ ------------ ------------


Jackson Products, Inc.
A manufacturer and
distributer of a variety
of industrial and
highway safety products.
 Common Stock (B)             434 shs.   8/16/95         43,426       43,426      178,220
 Warrant, exercisable
 until 2005, to purchase
 common stock at $.01
 per share (B)              1,999 shs.   8/16/95        199,735      199,735      820,365
                                                   ------------ ------------ ------------
                                                        243,161      243,161      998,585
                                                   ------------ ------------ ------------
Kappler Safety Group,
 Inc.
A manufacturer of
protective apparel for
the industrial/safety,
clean room and
healthcare markets.
 13% Senior Subordinated
 Note due 2004            $  3,333,000   12/2/96      3,383,995    3,167,238    3,202,346
 Warrant, exercisable
 until 2004, to purchase
 common stock at $.01
 per share (B)             57,418 shs.   12/2/96         57,418      333,300       24,288
                                                   ------------ ------------ ------------
                                                      3,441,413    3,500,538    3,226,634
                                                   ------------ ------------ ------------


*6/12/96 and 6/11/99.
--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                            Shares,
                             Units,
                           Warrants,                Fair Value
                          Ownership or                  at                    Fair Value
Corporate Restricted       Principal   Acquisition Acquisition      Cost      at 6/30/00
Securities (A)               Amount       Date         Date      (Note 2B)    (Note 2A)
(Continued)               ------------ ----------- ------------ ------------ ------------

Keepsake Quilting, Inc.
A seller of quilting
fabrics, books,
patterns, kits and
notions to consumers.
 Senior Secured Floating
 Rate Revolving Note due
 2005                     $     73,386   6/16/00   $     72,358 $     73,386 $     72,366
 Senior Secured Floating
 Rate Tranche A Note due
 2007                     $  1,284,247   6/16/00      1,267,552    1,284,247    1,267,680
 12% Senior Secured
 Tranche B Note due 2008  $    550,392   6/16/00        534,651      504,652      530,688
 Limited Partnership
 Interests of Riverside
 X Holding Company L.P.
 (B)                        5.90% int.   6/12/00        381,128      412,888      371,599
 Warrant, exercisable
 until 2008, to purchase
 common stock at $.01
 per share (B)              1,108 shs.   6/12/00             11       45,866           11
                                                   ------------ ------------ ------------
                                                      2,255,700    2,321,039    2,242,344
                                                   ------------ ------------ ------------
LIH Investors, L.P.
A Manufacturer and
marketer of a broad line
of external accessories
for new and used sport
utility vehicles, trucks
and vans.
 12.5% Senior
 Subordinated Note due
 2006                     $  3,845,000         *      3,345,150    3,298,607    3,355,916
 Common Stock (B)          58,001 shs.         *        406,007      406,003      324,806
 Warrant, exercisable
 until 2006, to purchase
 common stock at $.11
 per share (B)            108,404 shs.         *        541,241      602,127        1,084
                                                   ------------ ------------ ------------
                                                      4,292,398    4,306,737    3,681,806
                                                   ------------ ------------ ------------

Louis Dreyfus Natural
 Gas Corporation -
  A.S.E.
An independent oil and
gas company engaged
principally in the
acquisition, development
and management of oil
and gas properties.
 Warrant, exercisable
 until 2004, to purchase
 common stock at $17.81
 per share (B)            103,342 shs.  12/27/91         49,714       38,712    1,548,477
                                                   ------------ ------------ ------------
Magnetic Data
Technologies, Inc./MDT
Holdings LLC
A provider of post-sales
services to electronic
component manufacturers.
 12% Senior Subordinated
 Note due 2007            $  2,700,000    4/9/99      2,635,470    2,145,962    1,916,730
 Limited Partnership
 Interests of MDT
 Holdings LLC (B)           3.90% int.    4/9/99        989,550    1,099,500      824,625
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01
 per share (B)            665,776 shs.    4/9/99          6,658      603,257        6,658
                                                   ------------ ------------ ------------
                                                      3,631,678    3,848,719    2,748,013
                                                   ------------ ------------ ------------


*12/23/96 and 1/28/99.
--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                           Shares,
                            Units,
                          Warrants,                Fair Value
                         Ownership or                  at                    Fair Value
Corporate Restricted      Principal   Acquisition Acquisition      Cost      at 6/30/00
Securities (A)              Amount       Date         Date      (Note 2B)    (Note 2A)
(Continued)              ------------ ----------- ------------ ------------ ------------

Maxtec International
 Corp.
A manufacturer and
distributor of remote
control operating
systems for overhead
cranes.
 Senior Floating Rate
 Revolving Credit
 Facility due 2001       $    461,536   6/28/95   $    461,536 $    461,536 $    461,536
 Common Stock (B)         76,923 shs.   6/28/95        192,115      230,769      328,846
 Warrant, exercisable
 until 2005, to purchase
 common stock at $.01
 per share (B)            39,563 shs.   6/28/95         98,581      171,429      168,776
                                                  ------------ ------------ ------------
                                                       752,232      863,734      959,158
                                                  ------------ ------------ ------------
Merit Industries, Inc.
A designer and
manufacturer of coin-
operated video and dart
games.
 12% Senior Subordinated
 Note due 2006           $  2,667,270   8/19/98      2,617,393    2,511,749    1,333,635
 Limited Partnership
 Interests of Riverside
 X Holding Company L.P.
 (B)                       7.51% int.         *      1,393,163    1,547,961      386,990
 Warrant, exercisable
 until 2006, to purchase
 limited partnership
 interests at $.01 per
 share (B)                 1,855 int.   8/19/98             19      185,411           19
                                                  ------------ ------------ ------------
                                                     4,010,575    4,245,121    1,720,644
                                                  ------------ ------------ ------------

Nexell Therapeutics
A provider of cell
therapy technology to
the medical community.
 3% Cumulative
 Convertible Preferred
 Stock Series B, due
 2008, convertible into
 common stock at $11 per
 share                     3,875 shs.  11/24/99        378,556    3,875,000    4,716,049
 Warrant, exercisable
 until 2008, to purchase
 common stock at $12 per
 share (B)                46,131 shs.  11/24/99          1,845           --      119,368
                                                  ------------ ------------ ------------
                                                       380,401    3,875,000    4,835,417
                                                  ------------ ------------ ------------

NPC, Inc.
A manufacturer of
flexible connectors and
equipment used in the
installation of sewers
and storm drain
pipelines.
 Senior Secured Floating
 Rate Revolving Note due
 2006                    $    142,373   6/25/99        142,373      142,373      141,250
 Senior Secured Floating
 Rate Note due 2006      $  3,221,186   6/25/99      3,221,186    3,221,186    3,198,960
 12% Senior Secured
 Tranche B Note due 2007 $    978,814   6/25/99        836,440      846,598      932,516
 Limited Partnership
 Interests of Riverside
 XIII Holding Company
 L.P.                      4.45% int.   6/11/99        339,692      339,692      271,754
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01
 per share (B)               201 shs.   6/25/99        142,373      142,373            2
                                                  ------------ ------------ ------------
                                                     4,682,064    4,692,222    4,544,482
                                                  ------------ ------------ ------------

*8/12/98 and 8/11/99.
--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                            Shares,
                             Units,
                           Warrants,                Fair Value
                          Ownership or                  at                    Fair Value
Corporate Restricted       Principal   Acquisition Acquisition      Cost      at 6/30/00
Securities (A)               Amount       Date         Date      (Note 2B)    (Note 2A)
(Continued)               ------------ ----------- ------------ ------------ ------------

Olympic Boat Centers,
 Inc.
An operator of boat
dealerships in
Washington state,
Wisconsin, Minnesota,
and British Columbia.
 12% Senior Subordinated
 Note due 2006            $  2,774,000    8/7/98   $  2,764,568 $  2,480,505 $  2,638,629
 12% Senior Subordinated
 Note due 2008            $    307,071    2/9/00        300,131      269,340      300,070
 Limited Partnership
 Interest of Riverside
 VIII Holding Company
 L.P. (B)                  10.58% int.         *      1,005,153    1,005,133      904,619
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01
 per share (B)             28,648 shs.        **            286      389,188      123,503
                                                   ------------ ------------ ------------
                                                      4,070,138    4,144,166    3,966,821
                                                   ------------ ------------ ------------
PAR Acquisition Corp.
A manufacturer of fuel
handling systems for
nuclear power plants and
hazardous waste.
 8% Convertible
 Preferred Stock due
 2001,
 convertible into common
 stock at $2 per share     83,333 shs.    2/5/93        166,667      166,667      270,000
 Common Stock (B)         133,333 shs.    2/5/93        333,333      333,333      432,000
                                                   ------------ ------------ ------------
                                                        500,000      500,000      702,000
                                                   ------------ ------------ ------------

Pharmaceutical Buyers,
 Inc.
A group purchasing
organization which
specializes in arranging
and negotiating
contracts for the
purchase of
pharmaceutical goods and
medical equipment.
 10.5% Senior Secured
 Note due 2005            $    587,411  11/30/95        612,141      587,411      590,407
 10.5% Senior Secured
 Convertible Note due
 2005, convertible into
 common stock at $50,000
 per share                $    195,000  11/30/95        205,335      195,000      207,090
 Common Stock                   6 shs.  11/30/95        227,812      337,500      223,670
                                                   ------------ ------------ ------------
                                                      1,045,288    1,119,911    1,021,167
                                                   ------------ ------------ ------------

Polymer Technologies,
Inc./Poli-Twine Western,
Inc.
A leading manufacturer
of polypropylene twine
for the hay bailing
marketplace.
 11% Senior Subordinated
 Note due 2010            $  1,806,250    3/1/00      1,752,604    1,705,820    1,740,502
 10% Junior Subordinated
 Note due 2010            $    239,062    3/1/00        205,594      239,062      204,040
 Common Stock (B)         159,375 shs.    3/1/00         71,719       79,688       71,719
 Warrant, exercisable
 until 2010, to purchase
 common stock at $.01
 per share (B)            159,375 shs.    3/1/00          1,594      103,541        1,594
                                                   ------------ ------------ ------------
                                                      2,031,511    2,128,111    2,017,855
                                                   ------------ ------------ ------------

 *8/7/98 and 2/23/99.
**8/7/98 and 2/28/00.
--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                            Shares,
                             Units,
                           Warrants,                Fair Value
                          Ownership or                  at                    Fair Value
Corporate Restricted       Principal   Acquisition Acquisition      Cost      at 6/30/00
Securities (A)               Amount       Date         Date      (Note 2B)    (Note 2A)
(Continued)               ------------ ----------- ------------ ------------ ------------

Precision Dynamics, Inc.
A manufacturer of
custom-designed solenoid
valves and controls.
 Senior Secured Floating
 Rate Revolving Credit
 Facility due 2003        $    619,400   7/22/96   $    613,268 $    619,400 $    593,199
 Senior Secured Floating
 Rate Term Note due 2003  $  2,379,800   7/22/96      2,356,478    2,379,800    2,297,220
 12% Senior Secured Term
 Note due 2004            $    489,000   7/22/96        482,545      426,729      461,567
 8% Preferred Stock           313 shs.   7/22/96        297,216      231,903      179,000
 Common Stock (B)             599 shs.   7/22/96         21,699       28,978       14,211
 Warrant, exercisable
 until 2004, to purchase
 common stock at $.01
 per share (B)                322 shs.   7/22/96              3       97,800        7,648
                                                   ------------ ------------ ------------
                                                      3,771,209    3,784,610    3,552,845
                                                   ------------ ------------ ------------
Process Chemicals, LLC
A speciality chemical
company that
manufactures process
chemicals for the
fertilizer, asphalt and
concrete industries.
 6% Redeemable Preferred
 Membership Interests       2,525 int.         *        248,410    2,615,375    2,469,959
 Common Membership
 Interests                  9,863 int.         *         24,855       13,049      237,114
                                                   ------------ ------------ ------------
                                                        273,265    2,628,424    2,707,073
                                                   ------------ ------------ ------------

Protein Genetics, Inc.
A producer of bovine
artificial insemination
products, related
breeding and healthcare
products and specialty
genetics sold to the
dairy and beef
industries.
 11.67% Senior Secured
 Note due 2004            $    520,000   8/12/94        513,136      520,000      312,000
 9.8% Redeemable
 Exchangeable Preferred
 Stock                      1,004 shs.   8/12/94         85,087      100,350       20,070
 Common Stock (B)           1,492 shs.   8/12/94             15           --          112
                                                   ------------ ------------ ------------
                                                        598,238      620,350      332,182
                                                   ------------ ------------ ------------

Rent-Way, Inc. - O.T.C.
An operator of rent-to-
own stores across the
United States.
 Warrant, exercisable
 until 2002, to purchase
 common stock at $9.94
 per share (B)             20,000 shs.   7/18/95            200           --      372,724
                                                   ------------ ------------ ------------
Safety Speed Cut
 Manufacturing
A manufacturer of
vertical panel saws and
routers for the wood
working industry.
 Senior Secured Floating
 Rate Tranche A Note due
 2007                     $  3,203,514    6/2/99      3,203,514    3,203,514    3,185,895
 12% Senior Secured
 Tranche B Note Due 2007  $  1,130,652    6/2/99      1,130,652    1,130,652    1,066,883
 Class B common stock
 (B)                        1,480 shs.    6/2/99        256,212      256,212      204,969
                                                   ------------ ------------ ------------
                                                      4,590,378    4,590,378    4,457,747
                                                   ------------ ------------ ------------


 *7/31/97 and 1/4/99.
--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                            Shares,
                             Units,
                           Warrants,                Fair Value
                          Ownership or                  at                    Fair Value
Corporate Restricted       Principal   Acquisition Acquisition      Cost      at 6/30/00
Securities (A)               Amount       Date         Date      (Note 2B)    (Note 2A)
(Continued)               ------------ ----------- ------------ ------------ ------------

Snyder Industries, Inc.
A manufacturer of
proprietary rotationally
molded polythylene
containers.
 12.5% Senior
 Subordinated Note due
 2007                     $  3,125,000   12/6/99   $  3,036,875 $  2,714,744 $  3,012,188
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01
 per share (B)                513 shs.   12/6/99              5      426,136            5
                                                   ------------ ------------ ------------
                                                      3,036,880    3,140,880    3,012,193
                                                   ------------ ------------ ------------
SpectaGuard Acquisition
 LLC
The tenth largest
provider of security
officers in the United
States.
 14% Senior Subordinated
 Note due 2008            $  2,000,000    3/1/00      1,957,800    1,964,020    1,943,400
 14% Preferred Stock          109 shs.    3/1/00         92,395      108,854       91,404
 Common stock (B)         100,179 shs.    3/1/00         11,875       14,844       11,871
 Warrant, exercisable
 until 2008, to purchase
 common stock at $.01
 per share (B)            257,000 shs.    3/1/00          2,570       35,980        2,570
                                                   ------------ ------------ ------------
                                                      2,064,640    2,123,698    2,049,245
                                                   ------------ ------------ ------------

Star International Inc.
A manufacturer of
commercial cooking
appliances.
 11% Senior Secured Note
 due 2004                 $  2,670,650   1/25/00      2,564,358    2,512,579    2,557,949
 9.65% Senior Secured
 Note due 2004            $    938,508   5/27/94        938,508      938,508      885,951
 10.5% Subordinated Note
 due 2004                 $    716,418   5/27/94        651,654      716,418      639,761
 Common Stock (B)           4,310 shs.   5/27/94        233,762      259,735      264,110
 Warrant, exercisable
 until 2004, to purchase
 common stock at $.01
 per share (B)              4,621 shs.   5/27/94         85,629      171,830      283,117
                                                   ------------ ------------ ------------
                                                      4,473,911    4,599,070    4,630,888
                                                   ------------ ------------ ------------

Strategic Equipment &
 Supply Partners, Inc.
A provider of kitchen
and restaurant design,
equipment fabrication
and installation
services.
 12% Senior Subordinated
 Note due 2008            $  3,875,000   1/14/00      3,807,188    3,236,871    3,780,450
 Warrant, exercisable
 until 2008, to purchase
 common stock at $.01
 per share (B)             30,290 shs.   1/14/00            303      658,750          303
                                                   ------------ ------------ ------------
                                                      3,807,491    3,895,621    3,780,753
                                                   ------------ ------------ ------------
Supreme Industries,
 Inc. - A.S.E.
A manufacturer of
modular homes and truck
bodies.
 Common Stock (B)         100,202 shs.         *        229,193      267,351      426,109
 Common Stock of TGC
 Industries, Inc. (B)       6,361 shs.   9/30/86          3,166        9,497        5,665
                                                   ------------ ------------ ------------
                                                        232,359      276,848      431,774
                                                   ------------ ------------ ------------


 *5/23/79, 12/15/95 and 6/9/96.
--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                            Shares,
                             Units,
                           Warrants,                Fair Value
                          Ownership or                  at                    Fair Value
Corporate Restricted       Principal   Acquisition Acquisition      Cost      at 6/30/00
Securities (A)               Amount       Date         Date      (Note 2B)    (Note 2A)
(Continued)               ------------ ----------- ------------ ------------ ------------

The Tranzonic Companies
A producer of commercial
and industrial supplies,
such as safety products,
janitorial supplies,
work apparel, washroom
and restroom supplies
and sanitary care
products.
 12.5% Senior
 Subordinated Note due
 2007                     $  2,712,000    2/5/98   $  2,762,172 $  2,397,472 $  2,692,745
 Common Stock (B)             630 shs.    2/5/98        567,000      630,000      567,000
 Warrant, exercisable
 until 2006, to purchase
 shares of Class B
 common stock at $.01
 per share (B)                444 shs.    2/5/98              4      368,832      114,242
                                                   ------------ ------------ ------------
                                                      3,329,176    3,396,304    3,373,987
                                                   ------------ ------------ ------------
Therma-Tru Corporation
A manufacturer of
residential exterior
entry door systems.
 12% Senior Subordinated
 Note due 2009            $  1,236,000    5/9/00      1,169,256      950,248    1,197,684
 Limited Partnership
 Interest of KT Holding
 Company L.P. (B)            .52% int.    5/5/00        695,430      772,700      695,430
 Warrant, exercisable
 until 2009, to purchase
 common stock at $.01
 per share (B)                739 shs.    5/9/00              7      287,370            7
                                                   ------------ ------------ ------------
                                                      1,864,693    2,010,318    1,893,121
                                                   ------------ ------------ ------------

Tidewater Holdings, Inc.
An operator of a barge
transportation line on
the Columbia/Snake River
system.
 Convertible Preferred
 Stock, convertible into
 common stock at $1,000
 per share (B)              1,120 shs.   7/25/96      1,008,000    1,120,000      802,388
 Warrant, exercisable
 until 2008, to purchase
 common stock at $.01
 per share (B)                474 shs.   7/25/96             43       48,216      339,406
                                                   ------------ ------------ ------------
                                                      1,008,043    1,168,216    1,141,794
                                                   ------------ ------------ ------------

TransMontaigne Oil
 Company - A.S.E.
An independent petroleum
products marketing
company.
 12.75% Senior
 Subordinated Debenture
 due 2000                 $    600,000   3/28/91        637,140      593,100      608,520
 Common Stock (B)         258,720 shs.         *        400,000      798,595    1,346,948
 Warrant, exercisable
 until 2001, to purchase
 common stock at $3.60
 per share (B)             74,606 shs.   3/28/91          7,461       42,000      160,127
                                                   ------------ ------------ ------------
                                                      1,044,601    1,433,695    2,115,595
                                                   ------------ ------------ ------------

 *3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.

--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                            Shares,
                             Units,
                           Warrants,                Fair Value
                          Ownership or                  at                    Fair Value
Corporate Restricted       Principal   Acquisition Acquisition      Cost      at 6/30/00
Securities (A)               Amount       Date         Date      (Note 2B)    (Note 2A)
(Continued)               ------------ ----------- ------------ ------------ ------------

Trend Technologies, Inc.
A manufacturer and
assembler of plastic
injection molded parts.
 Limited Partnership
 Interests of Riverside
 V Holding Company L.P.     8.28% int.         *   $    181,444 $    200,874 $    160,694
 Limited Partnership
 Interests of Riverside
 V-A Holding Company
 L.P.                       8.28% int.         *        524,465      548,386      411,306
                                                   ------------ ------------ ------------
                                                        705,909      749,260      572,000
                                                   ------------ ------------ ------------
Tridex Corp. - O.T.C.
A designer and
manufacturer of point-
of-sale monitors and
keyboards used by
retailers and
restaurants.
 12% Senior Subordinated
 Note due 2005            $  3,000,000   4/17/98         30,000    3,000,000      600,000
 Common Stock (B)          71,429 shs.   4/17/98        500,003      500,003       22,322
 Warrant, exercisable
 until 2005, to purchase
 common stock at $2.03
 per share (B)            218,182 shs.   5/26/98             --            1        2,182
                                                   ------------ ------------ ------------
                                                        530,003    3,500,004      624,504
                                                   ------------ ------------ ------------
Tronair, Inc.
A designer, engineer and
manufacturer of ground
support equipment for
the business, commuter
and commercial aviation
markets.
 Senior Secured
 Revolving Credit
 Facility due 2005        $    217,925   1/20/00        217,925      217,925      217,925
 10.5% Senior Secured
 Term Note due 2008       $  2,368,750   1/20/00      2,264,999    2,368,750    2,260,735
 12% Senior Subordinated
 Note due 2010            $  1,326,500   1/20/00      1,269,991    1,230,169    1,267,869
 Common Stock (B)         227,400 shs.   1/20/00        181,920      227,400      181,920
 Warrant, exercisable
 until 2010, to purchase
 common stock at $.01
 per share (B)            260,563 shs.   1/20/00          2,606       98,540        2,606
                                                   ------------ ------------ ------------
                                                      3,937,441    4,142,784    3,931,055
                                                   ------------ ------------ ------------

Truseal Technologies,
 Inc.
A manufacturer of
sealant systems for the
North American window
and door market.
 12.25% Senior
 Subordinated Note due
 2006                     $  2,675,000   6/23/97      2,733,315    2,387,297    2,575,222
 Limited Partnership
 Interests (B)             10.04% int.   6/17/97        742,140      824,600      742,140
 Warrant, exercisable
 until 2006, to purchase
 limited partnership
 interests at $.01 per
 unit (B)                   1,258 uts.   6/23/97             13      376,932           13
                                                   ------------ ------------ ------------
                                                      3,475,468    3,588,829    3,317,375
                                                   ------------ ------------ ------------
TVI, Inc.
A retailer of used
clothing in the United
States, Canada and
Australia.
 15.971% Senior
 Subordinated Note due
 2008                     $  1,859,377    5/2/00      1,179,580    1,771,657    1,803,595
 Common Stock (B)         357,167 shs.    5/2/00        318,750      354,167      318,750
                                                   ------------ ------------ ------------
                                                      1,498,330    2,125,824    2,122,345
                                                   ------------ ------------ ------------


*3/21/97, 10/16/97, 11/19/97 and 3/12/99.
--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                            Shares,
                             Units,
                           Warrants,                Fair Value
                          Ownership or                  at                    Fair Value
Corporate Restricted       Principal   Acquisition Acquisition      Cost      at 6/30/00
Securities (A)               Amount       Date         Date      (Note 2B)    (Note 2A)
(Continued)               ------------ ----------- ------------ ------------ ------------

U.S. Netting, Inc.
A manufacturer of
plastic netting for a
wide variety of
industries.
 Senior Secured
 Revolving Credit
 Facility due 2005        $    251,505    5/3/95   $    251,505 $    251,505 $    129,651
 11% Senior Secured Note
 due 2005                 $  1,071,223    5/3/95      1,184,559    1,071,223      663,194
 12% Subordinated Note
 due 2005                 $    652,050    5/3/95        733,622      629,173      421,485
 Common Stock (B)           4,911 shs.    5/3/95        162,652      391,230        4,911
 Warrant, exercisable
 until 2005, to purchase
 common stock at $.01
 per share (B)              2,795 shs.    5/3/95         92,549       35,923           28
                                                   ------------ ------------ ------------
                                                      2,424,887    2,379,054    1,219,269
                                                   ------------ ------------ ------------
Unidigital, Inc.
A provider within the
digital image and
digital media services
sector.
 14% Senior Subordinated
 Note due 2006            $  4,289,431   9/14/99      4,074,959    4,076,931    4,094,261
 Warrant, exercisable
 until 2006, to purchase
 limited partnership
 interests at $5.425 per
 unit (B)                 146,654 shs.   9/14/99        212,546      212,500        1,467
                                                   ------------ ------------ ------------
                                                      4,287,505    4,289,431    4,095,728
                                                   ------------ ------------ ------------

Unipac Corporation
A manufacturer of
laminated materials
which are used to seal a
variety of packaging
containers.
 Limited Partnership
 Interests of Riverside
 II Holding Company L.P.
 (B)                       50,968 uts.         *         46,715       50,968           --
                                                   ------------ ------------ ------------
USFlow Corporation
A distributor of
industrial pipes, valves
and fittings.
 12.5% Senior
 Subordinated Note due
 2007                     $  3,463,000  12/14/99      3,490,704    3,018,431    3,420,405
 Class B Common Stock
 (B)                          664 shs.  12/14/99        597,780      664,200      597,780
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01
 per share (B)                565 shs.  12/14/99              6      461,733            6
                                                   ------------ ------------ ------------
                                                      4,088,490    4,144,364    4,018,191
                                                   ------------ ------------ ------------
Victory Ventures, LLC
An acquirer of
controlling or
substantial interests in
other entities.
 Series A Preferred
 Units (B)                 11,270 uts.   12/2/96         12,701       27,415       22,540
                                                   ------------ ------------ ------------


*2/9/96 and 9/25/96.
--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                            Shares,
                             Units,
                           Warrants,                Fair Value
                          Ownership or                  at                    Fair Value
Corporate Restricted       Principal   Acquisition Acquisition      Cost      at 6/30/00
Securities (A)               Amount       Date         Date      (Note 2B)    (Note 2A)
(Continued)               ------------ ----------- ------------ ------------ ------------

Vitex Packaging, Inc.
A manufacturer of
specialty packaging,
primarily envelopes and
tags used on tea bags.
 Senior Secured Floating
 Rate Revolving Credit
 Facility due 2003        $    975,975    1/2/98   $    985,832 $    975,975 $    971,680
 Senior Secured Floating
 Rate Tranche A Note due
 2005                     $  1,999,200    1/2/98      1,983,406    1,999,200    1,988,404
 12% Senior Secured
 Tranche B Note due 2007  $    672,000    1/2/98        678,787      621,600      639,475
 Senior Secured Floating
 Rate Tranch C Note due
 2006                     $    680,000   9/17/99        670,286      670,286      680,000
 Limited Partnership
 Interests of Riverside
 VI Holding Company L.P.    5.85% int.         *        280,973      351,216      280,973
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01 per
 share (B)                    118 shs.    1/2/98              1       60,117            1
                                                   ------------ ------------ ------------
                                                      4,599,285    4,678,394    4,560,533
                                                   ------------ ------------ ------------
  Total Private Placement
    Investments                                    $170,590,455 $187,209,448 $178,072,228
                                                   ============ ------------ ------------


*12/30/97 and 9/9/99.
--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                                                  Shares or                Market Value
Corporate Restricted         Interest     Due     Principal       Cost      at 6/30/00
Securities: (A)                Rate       Date      Amount     (Note 2B)    (Note 2A)
(Continued)                ------------ -------- ------------ ------------ ------------

Rule 144A Securities -
 6.90%: (A)

Bonds - 1.01%
 360 Networks, Inc.           13.000%   05/01/08 $  1,200,000 $  1,171,462 $  1,200,000
 Climachem, Inc.              10.750    12/01/07      175,000      168,000       43,750
 Cuddy International
 Corp.                        10.750    12/01/07      525,000      517,156      114,187
 Flextronics
 International                 9.875    07/01/10      275,000      272,855      277,062
 Tekni-Plex, Inc.             12.750    06/15/10      505,000      498,082      503,738
                                                 ------------ ------------ ------------
  Total Bonds                                    $  2,680,000    2,627,555    2,138,737
                                                 ============ ------------ ------------

Convertible Bonds - 4.34%
 Akami Technologies            5.250    07/01/07 $  1,525,000    1,525,000    1,761,146
 Commscope, Inc.               4.000    12/15/06      250,000      250,000      269,952
 Conexant Systems, Inc.        4.000    02/01/07    1,120,000    1,089,592      853,821
 Diamond Offshore
 Drilling, Inc. (B)            0.000    06/06/20    1,250,000      624,500      586,525
 Echostar Communications,
 Inc.                          4.875    01/01/07      400,000      400,000      378,740
 Getty Images, Inc.            5.000    03/15/07    1,050,000    1,050,000      834,750
 Hyperion Solutions Corp.      4.500    03/15/05      200,000      200,000      179,344
 Rational Software Corp.       5.000    02/01/07    1,000,000    1,000,000    1,469,170
 Semtech Corp.                 4.500    02/01/07      825,000      824,807      863,132
 Triquint Semiconductor,
 Inc.                          4.000    03/01/07      875,000      818,442      782,539
 Viropharma, Inc.              6.000    03/01/07      215,000      147,282       80,625
 Vitesse Semiconductor
 Corp.                         4.000    03/15/05    1,215,000      908,500    1,120,242
                                                 ------------ ------------ ------------
  Total Convertible Bonds                        $  9,925,000    8,838,123    9,179,986
                                                 ============ ------------ ------------
Convertible Preferred
 Stock - 1.53%
 Alliant Energy
 Resources, Inc.                                       25,000    1,611,034    1,718,750
 D T Industries, Inc.                                  40,000    2,000,000    1,000,000
 Psinet, Inc.                                          15,000      750,000      504,375
                                                              ------------ ------------
  Total Convertible
  Preferred Stock                                                4,361,034    3,223,125
                                                              ------------ ------------

Common Stock - 0.00%
 Jordan Telecom Products
 (B)                                                       70       14,000        2,100
                                                              ------------ ------------
  Total Common Stock                                                14,000        2,100
                                                              ------------ ------------

Warrants - 0.02%
 Winsloew Escrow
 Corporation (B)                                          900            9       45,000
                                                              ------------ ------------
  Total Warrants                                                         9       45,000
                                                              ------------ ------------

Total Rule 144A
Securities                                                      15,840,721   14,588,948
                                                              ------------ ------------
Total Corporate
Restricted Securities                                          203,050,169  192,661,176
                                                              ------------ ------------


--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                                                  Shares or                Market Value
                            Interest      Due     Principal       Cost      at 6/30/00
Corporate Public              Rate        Date      Amount     (Note 2B)    (Note 2A)
Securities - 12.38%: (A)  ------------  -------- ------------ ------------ ------------

Bonds - 4.90%
 Allied Waste NA, Inc.          10.000% 08/01/09 $  1,000,000 $    790,000 $    845,000
 Cabot Safety
 Corporation                    12.500  07/15/05    1,000,000    1,000,000    1,000,000
 Canadian Airlines
 Corporation                    10.000  05/01/05      455,000      456,000      474,338
 Central Tractor                10.625  04/01/07      600,000      586,500      420,000
 Derby Cycle Corporation        10.000  05/15/08      460,000      460,000      184,000
 EV International, Inc.         11.000  03/15/07    1,000,000      600,000      680,000
 GFSI, Inc.                      9.625  03/01/07      145,000      120,401      105,850
 Grove Worldwide                 9.250  05/01/08      335,000      292,325      123,950
 Haynes International,
 Inc.                           11.625  09/01/04      640,000      577,000      448,000
 Kevco, Inc.                    10.375  12/01/07      275,000      151,250       82,500
 LLS Corporation                11.625  08/01/09      500,000      445,000      472,500
 MCMS, Inc.                      9.750  03/01/08      600,000      600,000      360,000
 Morris Materials
 Handling                        9.500  04/01/08      300,000      300,000       39,000
 MSX International, Inc.        11.375  01/15/08      500,000      490,250      472,500
 Neff Corporation               10.250  06/01/08      230,000      227,687      142,600
 Numatics, Inc.                  9.625  04/01/08      820,000      790,175      656,000
 Pillotex Corporation           10.000  11/15/06      100,000      103,000       35,000
 Remington Products
 Company                        11.000  05/15/06      600,000      595,506      507,000
 Sports Club Company            11.375  03/15/06      600,000      582,000      570,000
 Trans World Airlines           11.500  12/15/04      500,000      494,110      367,500
 United Refining Company        10.750  06/15/07    1,365,000    1,365,000      750,750
 W R Carpenter North
 America                        10.625  06/15/07      625,000      631,917      125,000
 Woods Equipment
 Company, Inc.                  12.000  07/15/09      800,000      800,000      672,000
 Winsloew Escrow
 Corporation                    12.750  08/15/07      900,000      879,472      828,000
                                                 ------------ ------------ ------------
 Total Bonds                                     $ 14,350,000   13,337,593   10,361,488
                                                 ============ ------------ ------------

Common Stock - 4.11%
 Accelerated Networks,
 Inc. (B)                                                 500        7,500       21,094
 American Country
 Holdings Inc. (B)                                    101,397      760,886      253,493
 Associated Materials,
 Inc.                                                  43,240      497,673      648,600
 Benson Petroleum, LTD.
 (B)                                                  200,000      154,408      229,480
 BP Prudhoe Bay Royalty
 Trust                                                 26,180      336,064      312,524
 Budget Group, Inc. (B)                                95,456    1,996,621      393,750
 Charles River Lab
 Int'l, Inc. (B)                                        6,500      104,000      144,219
 Computer Horizons Corp.
 (B)                                                   21,668      258,540      291,164
 Dreamlife, Inc. (B)                                   73,125      813,719      265,078
 Excalibur Technologies
 Corp. (B)                                             29,200    1,008,033    1,166,175
 Exfo Electro-Optical
 Engineering (B)                                        1,400       36,400       61,425
 Florist Transworld
 Delivery, Inc. (B)                                    29,374       41,258      176,244
 PepsiAmericas, Inc. (B)                              332,296    2,006,380      996,888
 Rent-Way, Inc. (B)                                   120,725    1,200,008    3,523,661
 Swiss Army Brands, Inc.
 (B)                                                   39,000      393,825      199,875
                                                              ------------ ------------
 Total Common Stock                                              9,615,315    8,683,670
                                                              ------------ ------------

--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                                                                             Market
                                                 Shares or                    Value
Corporate Public            Interest             Principal       Cost      at 6/30/00
Securities (A)                Rate     Due Date    Amount     (Note 2B)    (Note 2A)
(Continued)               ------------ -------- ------------ ------------ ------------

Convertible Bonds -
  3.36%
 Clear Channel
 Communication, Inc.         1.500%    12/01/02 $    500,000      500,000      489,025
 Conexant Systems, Inc.      4.000     02/01/07      170,000      133,450      129,598
 Cox Communications,
 Inc.                        0.426     04/19/20    2,400,000    1,030,291    1,251,648
 Cymer, Inc.                 3.500     08/06/04      575,000      569,500      663,665
 Cypress Semiconductor
 Corporation                 3.750     07/01/05      885,000      858,000      847,865
 Cypress Semiconductor
 Corporation                 4.000     02/01/05      210,000      210,000      240,563
 Hyperion Solutions,
 Inc.                        4.500     03/15/05       50,000       35,500       44,836
 Kellstorm Industries,
 Inc.                        5.500     06/15/03      975,000      833,150      414,853
 LSI Logic Corporation       4.000     02/15/05      525,000      522,637      557,156
 Networks Associates,
 Inc.                        0.000     02/13/18    2,950,000    1,026,990    1,032,294
 Solectron, Inc.             0.000     05/08/20    1,695,000      981,608    1,067,850
 Tower Automotive, Inc.      5.000     08/01/04      450,000      407,250      351,423
                                                ------------ ------------ ------------
 Total Convertible Bonds                        $ 11,385,000    7,108,376    7,090,776
                                                ============ ------------ ------------
Warrants - 0.01%
 American Country
 Holdings, Inc. (B)                                  183,117       45,779       22,890
                                                             ------------ ------------
 Total Warrants                                                    45,779       22,890
                                                             ------------ ------------
 Total Corporate Public
 Securities                                                    30,107,063   26,158,824
                                                             ------------ ------------

Commercial Paper - 3.78%
 Countrywide Home Loans,
 Inc.                        7.051     07/03/00 $    635,000 $    634,755 $    634,755
 Enron Corporation           6.879     07/17/00    1,510,000    1,505,470    1,505,470
 Maytag Corporation          7.358     07/05/00    2,000,000    1,998,389    1,998,389
 Public Service Company
 of Colorado                 6.903     07/19/00    3,875,000    3,861,883    3,861,883
                                                ------------ ------------ ------------
 Total Short-Term
 Securities                                     $  8,020,000    8,000,497    8,000,497
                                                ============ ------------ ------------

                                                                          Market Value
                            Interest     Due     Principal       Cost      at 6/30/00
                           Rate/Yield    Date      Amount     (Note 2B)    (Note 2A)
Short-Term Securities:    ------------ -------- ------------ ------------ ------------
Total Investments    -   107.30%                                                       $241,157,729 $226,820,497
                                                                                       ============ ------------
 Other Assets        -     3.90                                                                        8,250,586
 Liabilities         -   (11.20)                                                                     (23,676,986)
                       ---------                                                                    ------------
Total Net
Assets               -   100.00%                                                                    $211,394,097
                       =========                                                                    ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                            INDUSTRY CLASSIFICATION

                                             Fair Value
                                             At 6/30/00
                                             (Note 2A)
Corporate Restricted Securities:            ------------

AUTOMOBILE - 3.59%
America's Body Co./LCP Holding Co.          $  3,910,693
LIH Investors, L.P.                            3,681,806
                                            ------------
                                               7,592,499
                                            ------------

BEVERAGE, FOOD & TOBACCO - 2.07%
Beta Brands, Inc.                              1,800,880
Cains Foods, L.P.                              2,571,966
Grand Lyon Enterprises                                --
                                            ------------
                                               4,372,846
                                            ------------

BROADCASTING & ENTERTAINMENT - 0.18%
Echostar Communications, Inc.                    378,740
                                            ------------

BUILDINGS & REAL ESTATE - 5.41%
Adorn, Inc.                                    2,018,329
Strategic Equipment & Supply Partners, Inc     3,780,753
Supreme Industries, Inc.                         431,774
Therma-Tru Corporation                         1,893,121
Truseal Technologies, Inc.                     3,317,375
                                            ------------
                                              11,441,352
                                            ------------

CARGO TRANSPORT - 0.54%
Tidewater Holdings, Inc.                       1,141,794
                                            ------------

CHEMICAL, PLASTICS & RUBBER - 2.13%
AccTech, LLC                                          --
Process Chemicals, LLC                         2,707,073
Trend Technologies, Inc.                         572,000
U.S. Netting, Inc.                             1,219,269
                                            ------------
                                               4,498,342
                                            ------------

CONSUMER PRODUCTS - 6.61%
Alpha Shirt Company                            4,074,772
Consumer Product Enterprises, Inc.             2,030,404
Corvest Group, Inc.                            3,950,220
G C-Sun Holdings, LP                           1,671,707
Keepsake Quilting, Inc.                        2,242,344
                                            ------------
                                              13,969,447
                                            ------------

CONTAINERS, PACKAGING & GLASS - 4.18%
C & K Manufacturing and Sales Company            673,748
Capitol Specialty Plastics, Inc.                     403
Fleming Acquisition Corporation                   80,349
Snyder Industries, Inc.                        3,012,193
Tekni-Plex, Inc.                                 503,738
Unipac Corporation                                    --
Vitex Packaging, Inc.                          4,560,533
                                            ------------
                                               8,830,964
                                            ------------

                                                     Fair Value
                                                     At 6/30/00
                                                     (Note 2A)
Corporate Restricted Securities: (Continued)        ------------

DIVERSIFIED/CONGLOMERATE MANUFACTURING - 18.15%
Commscope, Inc.                                     $    269,952
D T Industries, Inc.                                   1,000,000
Eagle Pacific Industries, Inc.                         6,680,771
Evans Consoles, Inc.                                   3,249,743
Hartzell Manufacturing, Inc./CMS Holding Company       3,149,491
Hudson River Capital, LLC                                950,000
Hussey Seating Company                                 4,812,806
Jackson Products, Inc.                                   998,585
Kappler Safety Group, Inc.                             3,226,634
Maxtec International Corp.                               959,158
NPC, Inc.                                              4,544,482
PAR Acquisition Corp.                                    702,000
Safety Speed Cut Manufacturing                         4,457,747
The Tranzonic Companies                                3,373,987
                                                    ------------
                                                      38,375,356
                                                    ------------

DIVERSIFIED/CONGLOMERATE SERVICE - 7.42%
Diversco, Inc./DHI Holdings, Inc.                      3,211,644
Examination Management Services, Inc.                  3,988,517
Hamilton Funeral Services                              2,669,386
Magnetic Data Technologies, Inc./ MDT Holdings LLC     2,748,013
Pharmaceutical Buyers, Inc.                            1,021,167
SpectaGuard Acquisition LLC                            2,049,245
                                                    ------------
                                                      15,687,972
                                                    ------------

ELECTRONICS - 11.06%
Akami Technologies                                     1,761,146
Averstar, Inc.                                         1,908,262
Conexant Systems, Inc.                                   853,821
Directed Electronics, Inc.                             4,038,629
Flextronics International                                277,062
Hyperion Solutions Corp.                                 179,344
Integration Technology Systems, Inc.                   2,467,212
Precision Dynamics, Inc.                               3,552,845
Psinet, Inc.                                             504,375
Rational Software Corp.                                1,469,170
Semtech Corporation                                      863,132
Tridex Corp.                                             624,504
Triquint Semiconductor, Inc.                             782,539
Unidigital, Inc.                                       4,095,728
                                                    ------------
                                                      23,377,769
                                                    ------------

--------------------------------------------------------------------------------

June 30, 2000
(Unaudited)

                                                  MASSMUTUAL CORPORATE INVESTORS

                      INDUSTRY CLASSIFICATION (Continued)

                                                              Fair Value
                                                              At 6/30/00
                                                              (Note 2A)
Corporate Restricted Securities: (Continued)                 ------------

FARMING & AGRICULTURE - 1.17%
Cuddy International Corp.                                    $    114,187
Polymer Technologies, Inc./Poli-Twine Western, Inc.             2,017,855
Protein Genetics, Inc.                                            332,182
                                                             ------------
                                                                2,464,224
                                                             ------------

HEALTHCARE, EDUCATION & CHILDCARE - 4.43%
D&K Healthcare Resources, Inc.                                  2,439,133
Enzymatic Therapy, Inc.                                         2,019,764
Nexell Therapeutics                                             4,835,417
Viropharma, Inc.                                                   80,625
                                                             ------------
                                                                9,374,939
                                                             ------------

HOME & OFFICE FURNISHINGS, HOUSEWARES, AND DURABLE CONSUMER
PRODUCTS - 4.13%
Fasteners for Retail, Inc.                                      4,092,046
Star International Holdings, Inc.                               4,630,888
                                                             ------------
                                                                8,722,934
                                                             ------------

LEISURE, AMUSEMENT, ENTERTAINMENT - 3.60%
Adventure Entertainment Corporation                             1,922,474
CDnow, Inc.                                                           278
Merit Industries, Inc.                                          1,720,644
Olympic Boat Centers, Inc.                                      3,966,821
                                                             ------------
                                                                7,610,217
                                                             ------------

MINING, STEEL, IRON & NON PRECIOUS METALS - 1.15%
Better Minerals & Aggregates                                    2,428,795
                                                             ------------

MISCELLANEOUS - 2.02%
CapeSuccess LLC                                                   105,196
Climachem, Inc.                                                    43,750
Immedient Corporation                                              33,932
USFlow Corporation                                              4,018,191
Victory Ventures, LLC                                              22,540
Winsloew Escrow Corporation                                        45,000
                                                             ------------
                                                                4,268,609
                                                             ------------

                                               Fair Value
                                               At 6/30/00
                                               (Note 2A)
Corporate Restricted Securities: (Continued)  ------------

OIL AND GAS - 5.79%
Chaparral Resources, Inc.                     $        959
Diamond Offshore Drilling, Inc.                    586,525
Golden Bear Oil Specialties                      4,072,629
Hanover Compressor Company                       3,915,182
Louis Dreyfus Natural Gas Corporation            1,548,477
TransMontaigne Oil Company                       2,115,595
                                              ------------
                                                12,239,367
                                              ------------

PERSONAL TRANSPORTATION - 1.86%
Tronair, Inc.                                    3,931,055
                                              ------------

PRINTING & PUBLISHING - 0.39%
Getty Images, Inc.                                 834,750
                                              ------------

RETAIL STORES - 3.35%
A T I Acquisition Corporation                    4,583,044
Rent-Way, Inc.                                     372,724
TVI, Inc.                                        2,122,345
                                              ------------
                                                 7,078,113
                                              ------------

TELECOMMUNICATIONS - 1.10%
360 Networks, Inc                                1,200,000
Jordan Telecom Products                              2,100
Vitesse Semiconductor Corp.                      1,120,242
                                              ------------
                                                 2,322,342
                                              ------------

UTILITIES - 0.81%
Alliant Energy Resources, Inc.                   1,718,750
                                              ------------
Total Corporate Restricted
Securities - 91.14%                           $192,661,176
                                              ------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

                                                 MASSMUTUAL CORPORATE INVESTORS

1.History

  MassMutual Corporate Investors (the "Trust") is a closed-end, non-diversified investment company. David L. Babson and Company Incorporated ("Babson") acts as its investment adviser.

  The Trust commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

  On January 27, 1998, the Board of Trustees authorized the formation of a totally held subsidiary ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust have been consolidated in the accompanying financial statements.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

  A.Valuation of Investments:

  Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

  Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

  The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust (the "Trustees"). Each restricted security is valued by the Trustees at the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

  When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

  The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of Babson. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.
-------------------------------------------------------------------------------

  The financial statements include restricted securities valued at $192,661,176 (91.14% of net assets) as of June 30, 2000 ($171,777,779 at
  June 30, 1999) whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

  The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 2000, subject to discount where appropriate, and are approved by the Trustees.

  Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

  B.Accounting for Investments:

  Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

  The cost basis of debt securities is not adjusted for amortization of premium since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue, for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

  Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

  The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

  C.Use of Estimates:

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  D.Federal Income Taxes:

  No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

3.Management Fee

  Under an investment services contract, Babson has agreed to invest for MassMutual Life Insurance Company's general account concurrently with the Trust in each restricted security purchased by the Trust. Babson, in addition to originating and sharing in the purchase of such securities, represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Babson provides a continuing review of the investment operations of the Trust. Babson also provides the Trust with office space and office equipment, safekeeping facilities, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

  Under the investment services contract, as amended July 1, 1988, the Trust pays Babson a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1% approximately equivalent to .25% on an annual basis.

  The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrial Stock Price Index and the Lehman Brothers Intermediate Corporate Bond Index over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's
-------------------------------------------------------------------------------
  actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustment for the quarters ended March 31 and June 30, 2000 was:

                        Performance
                        Adjustment   Amount
                        ----------- --------
        March 31, 2000    (0.0625%) (128,204)
        June 30, 2000      0.0625%   132,603
                          -------   --------
        Total              0.0000%     4,399

4.Senior Secured Indebtedness

  A.Note Payable

  On November 5, 1993, the Trust sold to MassMutual at par a $20,000,000 Senior Fixed Rate Convertible Note due November 15, 2000 (the "Note") which accrues at 5.33% per annum. The Note holder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. MassMutual has signed a commitment to extend the Note for an additional seven years, at an interest rate of 7.39% per annum, subject to appropriate documentation to be completed by November, 2000.

  B.Revolving Credit Agreement

  The Trust entered into a Revolving Credit Agreement with Fleet National Bank as of June 29, 2000, in the principal amount of $25,000,000, maturing on May 31, 2005. The interest rate on the outstanding revolving loans is determined for periods of one, three or six months (as selected by the Trust) and is set at an annual rate equal to LIBOR plus .37% (London Interbank Offered
  Rate). The Trust also agreed to pay an up-front fee equal to 0.10% on the total commitment. The facility fee is 0.15% per annum of the total commitment.

  As of June 30, 2000, there were no outstanding loans against the Revolver.

5.Purchases and Sales of Investments

                                        For the         For the
                                      six months      six months
                                    ended 6/30/2000 ended 6/30/1999
                                    --------------- ---------------
                                     Cost of Investments Acquired
                                    -------------------------------
   Corporate restricted securities   $ 58,387,854    $ 48,390,159
   Corporate public securities         19,899,783      21,188,494
   Short-term securities              315,506,911     270,229,976
                                        Proceeds from Sales or
                                              Maturities
                                    -------------------------------
   Corporate restricted securities   $ 55,997,040    $ 38,194,975
   Corporate public securities         32,415,884      27,925,414
   Short-term securities              321,904,249     276,894,116

  The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 2000. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of June 30, 2000 is $14,337,232 and consists of $23,441,407 appreciation and $37,778,639 depreciation.

  The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 1999. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of June 30, 1999 is $4,106,130 and consists of $29,219,532 appreciation and $33,325,662 depreciation.
-------------------------------------------------------------------------------

6.Quarterly Results of Investment Operations

                                  Amount    Per Share   Amount     Per Share
                                ----------- --------- -----------  ---------
                                   March 31, 2000        March 31, 1999
                                --------------------- ----------------------
   Investment income            $ 4,958,909           $ 4,710,746
   Net investment income          4,063,971   $0.47     3,808,088   $ 0.44
   Net realized and unrealized
    gain (loss) on investments   11,553,274    1.35    (7,968,093)   (0.93)

                                    June 30, 2000         June 30, 1999
                                --------------------- ----------------------
   Investment income              5,365,267             4,762,468
   Net investment income          4,211,896    0.49     3,856,236     0.45
   Net realized and unrealized
    gain on investments           6,468,569    0.76     7,903,688     0.92

--------------------------------------------------------------------------------

      Trustees

Donald E. Benson*
Milton Cooper
Richard G. Dooley
Donald Glickman
Martin T. Hart*
Jack A. Laughery
Corine T. Norgaard
Stuart H. Reese


                                    [LOGO]


               Officers

Stuart H. Reese,          Chairman
Richard G. Dooley,        Vice Chairman
Robert E. Joyal,          President
Charles C. McCobb, Jr.,   Vice President &
                          Chief Financial
                          Officer
Stephen L. Kuhn,          Vice President &
                          Secretary
Michael P. Hermsen,       Vice President
Mary Wilson Kibbe,        Vice President
Michael L. Klofas,        Vice President
Richard C. Morrison,      Vice President
Clifford M. Noreen,       Vice President
Mark B. Ackerman,         Treasurer
Victoria Fortier,         Comptroller

*Member of the Audit Committee


                 Dividend Reinvestment and Share Purchase Plan

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent. Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.

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